Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net
7.
INTANGIBLE ASSETS, NET

The balance of intangible assets consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Computer software	8,393	8,393
License	780	780
Less: Accumulated amortization	(8,450)	(8,923)
Intangible assets, net	723	250

Amortization expenses were RMB1,523, RMB682 and RMB473 for the years ended December 31, 2023, 2024 and 2025, respectively.

The intangible assets amortization expenses for each of the following years are as follows:

Amortization
RMB
2026	226
2027	24
Total	250